Stockholders' Equity - Summary of Changes in Shares Available for 2002 Directors Stock Plan (Detail) (2002 Directors Stock Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2002 Directors Stock Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available, beginning of year	161,399	223,156	49,548
Additional shares available due to 2011 amendment to the Directors Stock Plan			200,000
Shares granted and issued	(25,993)	(37,824)	(18,630)
Shares granted and deferred	(21,642)	(23,933)	(7,762)
Number of shares available, end of year	113,764	161,399	223,156
Weighted average per share market value of stock on grant date	$ 23.62	$ 16.26	$ 25.77